Loss Per Share - potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	48,004,805	27,943,081
Convertible Debentures [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,250,000	0
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	31,751,018	16,939,093	18,967,724	20,746,432
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,899,787	6,899,988	0	0
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,104,000	4,104,000	0	0
Retainer Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,000,000	0